Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Mid-Cap Value Series, Inc.
Entity Central Index Key	0000918848
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000007002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$138	1.24%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class R Shares returned 23.03%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	23.03%	7.55%	10.49%
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,049,993,839
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,253,183
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(b)Excludes short-term securities.
C000199762 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MJRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 23.65%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.65%	8.15%	11.11%
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,049,993,839
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,253,183
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(b)Excludes short-term securities.
C000007000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$193	1.74%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 22.30%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.30%	7.01%	10.11%
Investor C Shares (with sales charge)	21.30	7.01	10.11
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,049,993,839
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,253,183
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(b)Excludes short-term securities.
C000006998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 23.29%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.29%	7.82%	10.78%
Investor A Shares (with sales charge)	16.82	6.67	10.18
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,049,993,839
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,253,183
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(b)Excludes short-term securities.
C000007001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MARFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 23.60%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.60%	8.09%	11.06%
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,049,993,839
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 6,253,183
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(b)Excludes short-term securities.